Revenue from contract with customers (Tables)	6 Months Ended
Dec. 31, 2019
Revenue and Other Income [Abstract]
Shedule of derives revenue from the transfer of hyperimmune products
	Travelan			Protectyn
		United
	Australia	States	Other	Australia	Other	Total
	$	$	$	$	$	$
Consolidated entity 31 December 2019
Segment revenue	798,885	513,554	217,169	27,015	-	1,556,623
Revenue from external customers	798,885	513,554	217,169	27,015	-	1,556,623

	Travelan			Protectyn
		United
	Australia	States	Other	Australia	Other	Total
	$	$	$	$	$	$
Consolidated entity 31 December 2018
Segment revenue	580,793	369,483	-	27,593	364	978,233
Revenue from external customers	580,793	369,483	-	27,593	364	978,233